Offerings	May 06, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Notes due 2030
Maximum Aggregate Offering Price	$ 624,068,750.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 95,544.93
Offering Note	$625,000,000 aggregate principal amount of the 4.850% Notes due 2030 will be issued. The $624,068,750 maximum aggregate offering price is based on an initial public offering price of 99.851% of the aggregate principal amount of the notes.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Notes due 2035
Maximum Aggregate Offering Price	$ 624,712,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 95,643.48
Offering Note	$625,000,000 aggregate principal amount of the 5.450% Notes due 2035 will be issued. The $624,712,500 maximum aggregate offering price is based on an initial public offering price of 99.954% of the aggregate principal amount of the notes.